Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements [Abstract]
Schedule of Condensed Consolidated and Combined Balance Sheets

The impact of the restatement on the condensed consolidated and combined balance sheet as of March 31, 2024 is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholder’s Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—	—
Common stock, $0.0001 par value, 300,000,000 shares authorized, 1,738,007 issued and outstanding	8,689	—	8,689
Additional paid-in capital	79,158,563	2,769,719	81,928,282
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated deficit	(119,717,769)	(2,769,719)	(122,487,488)
Total Stockholder’s Equity	(40,630,758)	—	(40,630,758)

The impact of the restatement on the condensed consolidated and combined balance sheet as of June 30, 2024 is as follows:

	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholder’s Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—	—
Common stock, $0.0001 par value, 300,000,000 shares authorized, 1,742,006 issued and outstanding	8,709	—	8,709
Additional paid-in capital	79,610,239	2,769,719	82,379,958
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated deficit	(97,699,353)	(2,769,719)	(100,469,072)
Total Stockholder’s Equity	(18,160,646)	—	(18,160,646)

The impact of the restatement on the condensed consolidated and combined balance sheet as of September 30, 2024 is as follows:

	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholder’s Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—	—
Common stock, $0.0001 par value, 300,000,000 shares authorized, 2,346,818 issued and outstanding	11,733	—	11,733
Additional paid-in capital	85,617,896	2,769,719	88,387,615
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated deficit	(104,336,032)	(2,769,719)	(107,105,751)
Total Stockholder’s Equity	(18,786,644)	—	(18,786,644)

Schedule of Condensed Consolidated and Combined Statements of Operation

The impact of the restatement on the condensed consolidated and combined statement of operations for the nine months ended September 30, 2024 is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$24,017,035	$—	$24,017,035
Issuance of Common Stock and Warrants	(27,475,797)	(2,769,719)	(30,245,516)
Interest income	2,055	—	2,055
Interest expense	(45,833)	—	(45,833)
Other income (expense)	3,665	—	3,665
Total other expense	(3,498,875)	(2,769,719)	(6,268,594)
Net loss before income tax provision	(14,384,526)	(2,769,719)	(17,154,245)
Income tax provision	—	—	—
Net loss	$(14,384,526)	$(2,769,719)	$(17,154,245)

Weighted average shares outstanding, basic and diluted	1,764,630	51,742	1,816,372

Basic and diluted net loss per share	$(8.15)	$(1.29)	$(9.44)

The impact of the restatement on the condensed consolidated and combined statements of operations for the three months ended March 31, 2024, six months ended June 30, 2024 and nine months ended September 30, 2024 is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	(8,182,500)	—	(8,182,500)
Issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	311	—	311
Interest expense	(3,739)	—	(3,739)
Other income (expense)	(1)	—	(1)
Total other expense	(26,006,927)	(2,769,719)	(28,776,646)

Net loss before income tax provision	(29,766,263)	(2,769,719)	(32,535,982)

Income tax provision	—	—	—

Net loss	(29,766,263)	(2,769,719)	(32,535,982)

Weighted average shares outstanding, basic and diluted	1,563,968	21,081	1,585,049

Basic and diluted net loss per share and diluted	(19.03)	(1.50)	(20.53)
	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	16,784,200	—	16,784,200
Issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	482	—	482
Interest expense	(22,923)	—	(22,923)
Other income (expense)	4,037	—	4,037
Total other expense	(1,055,202)	(2,769,719)	(3,824,921)

Net loss before income tax provision	(7,747,847)	(2,769,719)	(10,517,566)

Income tax provision	—	—	—

Net loss	(7,747,847)	(2,769,719)	(10,517,566)

Weighted average shares outstanding, basic and diluted	1,651,120	44,035	1,695,155

Basic and diluted net loss per share	(4.69)	(1.51)	(6.20)
	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	24,017,035	—	24,017,035
Issuance of Common Stock and Warrants	(27,475,797)	(2,769,719)	(30,245,516)
Interest income	2,055	—	2,055
Interest expense	(45,833)	—	(45,833)
Other income (expense)	3,665	—	3,665
Total other expense	(3,498,875)	(2,769,719)	(6,268,594)

Net loss before income tax provision	(14,384,526)	(2,769,719)	(17,154,245)

Income tax provision	—	—	—

Net loss	(14,384,526)	(2,769,719)	(17,154,245)

Weighted average shares outstanding, basic and diluted	1,764,630	51,742	1,816,372

Basic and diluted net loss per share	(8.15)	(1.29)	(9.44)

Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity

The impact of the restatement on the condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the nine months ended September 30, 2024 is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	$28,850,985	$(25,445,506)	$3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(14,384,526)	(14,384,526)
Balance at September 30, 2024	85,617,896	(104,336,032)	(18,786,644)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	$2,769,719	$—	$2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at September 30, 2024	$2,769,719	$(2,769,719)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	$28,850,985	$(25,445,506)	$3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(17,154,245)	(17,154,245)
Balance at September 30, 2024	$88,387,615	$(107,105,751)	$(18,786,644)

The impact of the restatement on the condensed consolidated and combined changes in stockholder’s (deficit) equity for the three months ended March 31, 2024, six months ended June 30, 2024 and nine months ended September 30, 2024 is as follows:

	Three Months Ended March 31, 2024
	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net loss	—	(29,766,263)	(29,766,263)
Balance at March 31, 2024	$79,158,563	$(119,717,769)	$(40,630,758)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(2,769,719)	(2,769,719)
Balance at March 31, 2024	$2,769,719	$(2,769,719)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(32,535,982)	(32,535,982)
Balance at March 31, 2024	$81,928,282	$(122,487,488)	$(40,630,758)
	Six Months Ended June 30, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(7,747,847)	(7,747,847)
Balance at June 30, 2024	79,610,239	(97,699,353)	(18,160,646)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at June 30, 2024	2,769,719	(2,769,719)	—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(10,517,566)	(10,517,566)
Balance at June 30, 2024	82,379,958	(100,469,072)	(18,160,646)
	Nine Months Ended September 30, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(14,384,526)	(14,384,526)
Balance at September 30, 2024	85,617,896	(104,336,032)	(18,786,644)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at September 30, 2024	2,769,719	(2,769,719)	—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(17,154,245)	(17,154,245)
Balance at September 30, 2024	88,387,615	(107,105,751)	(18,786,644)

Schedule of Condensed Consolidated and Combined Statement of Cash Flows

The impact of the restatement on the condensed consolidated and combined statement of cash flows for the nine months ended September 30, 2024 is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	$(14,384,526)	$(2,769,719)	$(17,154,245)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	298,805	—	298,805
Stock-based compensation	2,088,838	—	2,088,838
Equity compensation expense	1,726,000	—	1,726,000
Change in fair value of derivative liabilities	(24,017,035)	—	(24,017,035)
Loss on issuance of common stock and warrants	27,475,797	2,769,719	30,245,516

The impact of the restatement on the condensed consolidated and combined statement of cash flows for the three months ended March 31, 2024, six months ended June 30, 2024 and nine months ended September 30, 2024 is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	(29,766,263)	(2,769,719)	(32,535,982)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	94,392	—	94,392
Stock-based compensation	1,359,000	—	1,359,000
Change in fair value of derivative liabilities	8,182,500	—	8,182,500
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	(7,747,847)	(2,769,719)	(10,517,566)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	197,303	—	197,303
Stock-based compensation	1,810,662	—	1,810,662
Change in fair value of derivative liabilities	(16,784,200)	—	(16,784,200)
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	(14,384,526)	(2,769,719)	(17,154,245)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	298,805	—	298,805
Stock-based compensation	2,088,838	—	2,088,838
Equity compensation expense	1,726,000	—	1,726,000
Change in fair value of derivative liabilities	(24,017,035)	—	(24,017,035)
Loss on issuance of common stock and warrants	27,475,797	2,769,719	30,245,516